Share-based Compensation - Performance-Based Restricted stock units - Changes in the PRSUs (Details) - Performance-Based Restricted stock units ("PRSUs")	9 Months Ended
Sep. 30, 2026 shares
No. of PRSUs
Balance as at the beginning (in shares)	138,144
PRSUs granted (in shares)	49,241
Balance as at the end (none of which are vested) (in shares)	187,385